TRADE AND OTHER PAYABLES (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Trade And Other Payables [Abstract]
Disclosure of aged analysis of the trade and other payables [Table Text Block]
As at	December 31, 2020	December 31, 2019
<30 days	$2,640,967	$751,167
31 - 60 days	5,613	6,442
61 - 90 days	344	—
>90 days	3,820	821
Total Accounts Payable	2,650,744	758,430
Accrued Liabilities	695,422	552,123
Total Trade and Other Payables	$3,346,166	$1,310,553